Business Combination (Tables)	3 Months Ended
Mar. 31, 2024
Reverse Recapitalization [Abstract]
Schedule of Reverse Recapitalization
The following summarizes the elements of the Merger to the condensed consolidated statements of stockholders’ deficit and cash flows, including the transaction funding, sources, and uses of cash:

Recapitalization
Cash in GigCapital5 Trust Account, net of redemptions	$13,952,525
Plus: cash in GigCapital5 operating bank account	4,829
Less: Payments made pursuant to non-redemption agreements	(10,791,550)
Less: GigCapital5 transaction costs paid from Trust	(1,073,667)
Less: Repayment of GigCapital5 related party notes	(853,607)

Net cash proceeds from GigCapital5	1,238,530
Assumed net liabilities from GigCapital5, excluding net cash proceeds	(10,507,695)

Net impact of the Merger on the condensed consolidated statement of stockholders’ deficit	$(9,269,165)